Capital Structure and Financial Matters - Capital transactions (Details)					1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 09, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Feb. 05, 2021 $ / shares shares	Aug. 10, 2020 kr / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 DKK (kr) kr / shares shares	Dec. 31, 2021 USD ($) shares	Nov. 30, 2021 DKK (kr) shares	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Payments for share issue costs | $										$ 3,760,000	$ 128,000	$ 13,000
Registered, issued, and outstanding share capital											2,648,000		kr 23,203,808	$ 3,755,000
Share capital | $											$ 7,038,000	$ 9,362,000		$ 32,437,000						$ (931,000)
IPO
Disclosure of classes of share capital [line items]
Nominal value per share | kr / shares																		kr 1
Follow-on public offering
Disclosure of classes of share capital [line items]
Registered, issued, and outstanding share capital | kr																kr 23,141,524
Ordinary Shares, nominal value of DKK 1 per share
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares							269,136	745,380
Share purchase price | $ / shares							$ 8.89	$ 8.89
Aggregate proceeds | $							$ 2,400,000	$ 6,600,000
Increase in authorized number of shares | shares				745,380
Additional increase in authorized number of shares | shares				1,800,000
Nominal value per share | kr / shares				kr 1									kr 1						kr 1
Additional number of ordinary share warrants allowed to issue | shares				1,298,196
Payments for share issue costs | $									$ 144,022
Price per share | $ / shares							$ 8.89	$ 8.89
Net proceeds from issuance of shares | $							$ 2,400,000	$ 6,600,000
Share capital (in shares) | shares											16,198,668	15,184,152	23,203,808	23,203,808						12,917,016
ADS
Disclosure of classes of share capital [line items]
Aggregate proceeds | $	$ 24,900,000
Net proceeds from issuance of shares | $	$ 24,900,000
ADS | IPO
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares			3,000,000			3,000,000
Share purchase price | $ / shares						$ 10.00
Aggregate proceeds | $						$ 25,300,000
Nominal value per share | $ / shares			$ 10.00
Price per share | $ / shares						$ 10.00
Net proceeds from issuance of shares | $						$ 25,300,000
Registered, issued, and outstanding share capital | kr																	kr 19,198,668
Share capital (in shares) | shares															23,141,524
ADS | Follow-on public offering
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares	3,942,856
Share purchase price | $ / shares	$ 7.00				$ 7.00
Price per share | $ / shares	$ 7.00				$ 7.00
Capital increase from offering (in shares) | shares		514,285			3,942,856
Capital increase from offering | $					$ 24,900,000
Share capital | kr															kr 23,141,524
ADS | Underwriters
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares		514,285